FIXED INCOME FUNDS

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

FIXED INCOME FUNDS

SUPPLEMENT DATED SEPTEMBER 29, 2020 TO PROSPECTUS DATED JULY 31, 2020, AS SUPPLEMENTED

This supplement supersedes the Prospectus supplement dated September 18, 2020.

Effective September 29, 2020, Morten Olsen will join Daniel J. Personette as a portfolio manager of the Core Bond Fund and Fixed Income Fund, and Benjamin J. McCubbin, CFA will join Eric R. Williams as a portfolio manager of the High Yield Fixed Income Fund. Accordingly, the prospectus is amended as follows:

1.	The paragraph under the section entitled “FUND SUMMARIES — Core Bond Fund — Management” on page 12 of the Prospectus is replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Core Bond Fund. Morten Olsen, Senior Vice President of NTI, and Daniel J. Personette, Vice President of NTI, have been managers of the Fund since September 2020 and July 2013, respectively. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Fund.

2.	The paragraph under the section entitled “FUND SUMMARIES — Fixed Income Fund — Management” on page 17 of the Prospectus is replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Fixed Income Fund. Morten Olsen, Senior Vice President of NTI, and Daniel J. Personette, Vice President of NTI, have been managers of the Fund since September 2020 and July 2013, respectively. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Fund.

3.	The paragraph under the section entitled “FUND SUMMARIES — High Yield Fixed Income Fund — Management” on page 23 of the Prospectus is replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the High Yield Fixed Income Fund. Eric R. Williams, Vice President of NTI and Benjamin J. McCubbin, CFA, of NTI, have been managers of the Fund since October 2016 and September 2020, respectively. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Fund.

4.	The third and fourth paragraphs under the section entitled “FUND MANAGEMENT” on page 104 of the Prospectus are deleted and replaced with the following:

The managers for the Core Bond Fund and the Fixed Income Fund are Morten Olsen, Senior Vice President of NTI, and Daniel J. Personette, Vice President of NTI. Mr. Olsen and Mr. Personette have been managers of the Funds since September 2020 and July 2013, respectively. Mr. Olsen joined NTI in 2009 and is a Director of Multi-Sector Portfolio Management. Mr. Olsen is also a portfolio manager of the Ultra-Short Fixed Income Fund. Mr. Personette joined NTI in 1996 and has managed various fixed income portfolios. Mr. Personette is also a portfolio manager of the Short-Intermediate U.S. Government Fund and U.S. Government Fund.

The managers for the High Yield Fixed Income Fund are Eric R. Williams, Vice President of NTI and Benjamin J. McCubbin, CFA of NTI. Mr. Williams and Mr. McCubbin have been managers of the Fund since October 2016 and September 2020, respectively. Mr. Williams joined NTI in January 2010 and is a Senior Portfolio Manager in the Fixed Income Group assisting in the management of various fixed income funds. Mr. McCubbin joined NTI in 2018 and is a Portfolio Manager in the Fixed Income Group. Prior to Northern, Mr. McCubbin’s work experience included positions as a fixed income associate and lead portfolio manager for institutional accounts.

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NF SPT PRO FIX (9/20)

NORTHERN FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

FIXED INCOME FUNDS

SUPPLEMENT DATED SEPTEMBER 29, 2020 TO

SAI DATED JULY 31, 2020, AS SUPPLEMENTED

This supplement supersedes the SAI supplement dated September 18, 2020.

Effective September 29, 2020, Morten Olsen will join Daniel J. Personette as a portfolio manager of the Core Bond Fund and Fixed Income Fund, and Benjamin J. McCubbin, CFA will join Eric R. Williams as a portfolio manager of the High Yield Fixed Income Fund. Accordingly, the SAI is amended as follows:

1.

The information for the Core Bond Fund, Fixed Income Fund and High Yield Fixed Income Fund in the table under the section entitled “PORTFOLIO MANAGERS” beginning on page 118 of the SAI is replaced with the following:

Portfolio Manager(s)
Core Bond Fund	Daniel J. Personette and Morten Olsen
Fixed Income Fund	Daniel J. Personette and Morten Olsen
High Yield Fixed Income Fund	Eric R. Williams and Benjamin J. McCubbin

2.	The following information, as of August 31, 2020, with respect to Mr. McCubbin is added under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers” on page 119:

The table below discloses the accounts within each type of category listed below for which Benjamin J. McCubbin* was jointly and primarily responsible for day-to-day portfolio management as of August 31, 2020.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance (in Millions)
Northern Funds:	0	$0	0	$0
Other Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

*	Mr. McCubbin became a Portfolio Manager of the High Yield Fixed Income Fund effective September 2020.

3.

The following information, as of August 31, 2020, with respect to Mr. Olsen replaces the previous disclosure under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers” on page 124:

The table below discloses the accounts within each type of category listed below for which Morten Olsen* was jointly and primarily responsible for day-to-day portfolio management as of August 31, 2020.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance (in Millions)
Northern Funds:	1	$3,248	0	$0
Other Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	13	$3,162	0	$0

*	Mr. Olsen became a Portfolio Manager of the Core Bond Fund and Fixed Income Fund effective September 2020.

4.	The following information is added in the table under the section entitled “PORTFOLIO MANAGERS – Disclosure of Securities Ownership” beginning on page 131:

Shares Beneficially Owned by		Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
Benjamin J. McCubbin***	High Yield Fixed Income Fund	None
Morten Olsen****	Core Bond Fund	None
Morten Olsen****	Fixed Income Fund	None

***	Mr. McCubbin became a Portfolio Manager of the High Yield Fixed Income Fund effective September 2020. Information is shown as of August 31, 2020.
****	Mr. Olsen became a Portfolio Manager of the Core Bond Fund and Fixed Income Fund effective September 2020. Information is shown as of August 31, 2020.

Please retain this Supplement with your SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NF SPT SAI FIX (9/20)